Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	R$ 3,009,172	R$ 2,284,999
Noncurrent assets, recognized in income	71,310	812,721
Noncurrent assets, Other	4,519
Noncurrent assets, recognized comprehensive income	129,007	(88,548)
Noncurrent assets, reclassification	(53,992)
Noncurrent assets, ending	3,160,016	3,009,172
Net, beginning	126,617	(401,569)
Net, recognized in income	17,047	628,389
Noncurrent liabilities,Other net	(204,567)	(8,155)
Net, recognized comprehensive income	131,174	(92,048)
Net, reclassification	624
Net, ending	70,895	126,617
Assets presented in the Statement of Financial Position	1,644,299	963,259
Assets presented in the Statement of Financial Position	1,757,688	1,644,299
Liabilities presented in the Statement of Financial Position	(1,517,682)	(1,364,828)
Liabilities presented in the Statement of Financial Position	(1,686,793)	(1,517,682)
Provision For Allocation Of P I S And Cofins Credits [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	629,427
Noncurrent assets, recognized in income	19,985	629,427
Noncurrent assets, Other
Noncurrent assets, recognized comprehensive income
Noncurrent assets, reclassification
Noncurrent assets, ending	649,412	629,427
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	635,048	502,873
Noncurrent assets, recognized in income	(41,717)	132,175
Noncurrent assets, Other	4,643
Noncurrent assets, reclassification	(5,496)
Noncurrent assets, ending	592,478	635,048
Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	363,297	429,121
Noncurrent assets, recognized in income	14,774	22,724
Noncurrent assets, recognized comprehensive income	129,007	(88,548)
Noncurrent assets, reclassification	(2,466)
Noncurrent assets, ending	504,612	363,297
Fair Value Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	251,160	185,460
Noncurrent assets, recognized in income	5,060	65,700
Noncurrent assets, ending	256,220	251,160
Noncurrent liabilities, beginning	367,798	290,964
Noncurrent liabilities, recognized in income	6,775	76,834
Noncurrent assets, ending	374,573	367,798
Impairment Of Assets [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	295,789	313,275
Noncurrent assets, recognized in income	(73,376)	(17,486)
Noncurrent assets, reclassification	(9,126)
Noncurrent assets, ending	213,287	295,789
Voluntary Retirement Program [member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	479	23,030
Noncurrent assets, recognized in income	207,330	(22,551)
Noncurrent assets, ending	207,809	479
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	139,737	151,149
Noncurrent assets, recognized in income	1,852	(11,412)
Noncurrent assets, reclassification	(633)
Noncurrent assets, ending	140,956	139,737
Tax Losses And Negative Tax Basis [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	195,062	121,802
Noncurrent assets, recognized in income	(55,382)	73,260
Noncurrent assets, Other	(124)
Noncurrent assets, reclassification	(36,271)
Noncurrent assets, ending	103,285	195,062
Taxes With Suspended Liability [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	82,181	74,665
Noncurrent assets, recognized in income	7,672	7,516
Noncurrent assets, ending	89,853	82,181
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	74,783	55,659
Noncurrent assets, recognized in income	(121)	19,124
Noncurrent assets, ending	74,662	74,783
Research And Development And Energy Efficiency Programs [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	127,083	138,849
Noncurrent assets, recognized in income	(59,818)	(11,766)
Noncurrent assets, ending	67,265	127,083
Amortization Concession [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	57,649	52,429
Noncurrent assets, recognized in income	5,220	5,220
Noncurrent assets, ending	62,869	57,649
Provisions For Performance And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	14,914	115,871
Noncurrent assets, recognized in income	35,889	(100,957)
Noncurrent assets, ending	50,803	14,914
Concession Contracts [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	18,702	19,769
Noncurrent assets, recognized in income	(1,069)	(1,067)
Noncurrent assets, ending	17,633	18,702
Noncurrent liabilities, beginning	1,848,548	1,788,474
Noncurrent liabilities, recognized in income	6,891	51,919
Noncurrent liabilities,Other	209,086	8,155
Noncurrent liabilities, reclassification	(38,064)
Noncurrent assets, ending	2,026,461	1,848,548
Other [member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	123,861	101,047
Noncurrent assets, recognized in income	5,011	22,814
Noncurrent assets, recognized comprehensive income	(2,167)	3,500
Noncurrent assets, ending	128,872	123,861
Noncurrent liabilities, beginning	55,346	30,174
Noncurrent liabilities, recognized in income	17,125	21,672
Noncurrent liabilities, reclassification	(16,552)
Noncurrent assets, ending	53,752	55,346
Deemed Cost Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	307,687	326,497
Noncurrent liabilities, recognized in income	(16,769)	(18,810)
Noncurrent assets, ending	290,918	307,687
Accelerated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	128,156	102,324
Noncurrent liabilities, recognized in income	18,382	25,832
Noncurrent assets, ending	146,538	128,156
Escrow Deposits Monetary Variation [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	72,827	65,119
Noncurrent liabilities, recognized in income	12,063	7,708
Noncurrent assets, ending	84,890	72,827
Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	71,877	54,980
Noncurrent liabilities, recognized in income	(1,552)	16,897
Noncurrent assets, ending	70,325	71,877
Transaction Cost On Loans And Financing And Debentures [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	30,316	28,036
Noncurrent liabilities, recognized in income	11,348	2,280
Noncurrent assets, ending	41,664	30,316
Concession Contracts One [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, recognized comprehensive income	(2,167)	3,500
Noncurrent liabilities, beginning	2,882,555	2,686,568
Noncurrent liabilities, recognized in income	54,263	184,332
Noncurrent liabilities,Other	209,086	8,155
Noncurrent liabilities, reclassification	(54,616)
Noncurrent assets, ending	R$ 3,089,121	R$ 2,882,555